UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  December 31, 2006

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	February 14, 2007

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  57
Form 13F Information Table Value Total:  145217

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											VOTING AUTHORITY
											SOLE   SHARED      NONE
Alltel	 	COM	020039103	1666	27545	SH		SOLE		4800		22745
AIG		COM	026874107	2999	41834	SH		SOLE		7530		34304
Altira	 	COM	02209S103	397	4620	SH		SOLE		0		4620
American Pwr	COM	029066107	4386	143378	SH		SOLE		27358		116020
BP PLC	   SPON ADR	055622104	231	3447	SH		SOLE		0		3447
Bank of America	COM	060505104	438	8212	SH		SOLE		0		8212
Bank of NY	COM	064057102	4244	107806	SH		SOLE		19705		88101
Biomet		COM	090613100	2047	49600	SH		SOLE		9340		40260
Bristol Myers 	COM	110122108	5946	225896	SH		SOLE		39275		186621
Caterpillar	COM	149123101	251	4085	SH		SOLE		0		4085
Cisco Sysstems	COM	17275R102	2501	91502	SH		SOLE		17090		74412
Coca Cola 	COM	191216100	4081	84583	SH		SOLE		13980		70603
Deere		COM	244199105	547	5750	SH		SOLE		0		5750
Dow Jones 	COM	260561105	2741	72140	SH		SOLE		13120		59020
Eastman Kodak 	COM	264399106	1788	69316	SH		SOLE		13151		56165
Eli Lilly 	COM	277461109	2718	52175	SH		SOLE		9140		43035
Exxon Mobil	COM	30231G102	439	5730	SH		SOLE		0		5730
Fed. Nat'l Mtg	COM	313586109	2543	42820	SH		SOLE		7420		35400
Fifth Third Banc COM	316773100	1868	45650	SH		SOLE		8200		37450
Ford Mtr PFD TR CV6.5%  345395206	2453	71735	SH		SOLE		0		71735
Fortune Bnd	COM	349631101	366	4285	SH		SOLE		0		4285
GB & T		COM	361462104	426	19230	SH		SOLE		0		19230
Gallaher	COM	363595109	378	4200	SH		SOLE		0		4200
GE	 	COM	369604103	7266	195275	SH		SOLE		27310		167965
Hewlett Pkd	COM	428236103	2142	52007	SH		SOLE		9955		42052
Home Depot 	COM	437076102	5511	137233	SH		SOLE		25032		112151
HSBC Holdings	ADR A 1/40PFA 404280604	290	11400	SH		SOLE		0		11400
IBM		COM	459044103	5029	51770	SH		SOLE		7940		43830
Intel Corp 	COM	458140100	4856	239794	SH		SOLE		44230		195564
Janus 		COM	47102X105	2860	132490	SH		SOLE		25040		107450
Johnson&Johnson	COM	478160104	377	5713	SH		SOLE		0		5713
Marsh&Mclennan 	COM	571748102	3182	103785	SH		SOLE		19895		83890
Maxim IntegratedCOM	57772K101	1921	62735	SH		SOLE		10950		51785
McDonalds Corp 	COM	580135101	2691	60710	SH		SOLE		10479		50231
Microsoft Corp 	COM	594918104	3990	133636	SH		SOLE		24270		109366
New York Times	CL A	650111107	2235	91750	SH		SOLE		16460		75290
Nokia Corp	COM	654902204	5517	271508	SH		SOLE		45160		226348
Northern Trust 	COM	665859104	4242	69904	SH		SOLE		12405		57499
Pfizer Inc	COM	717081103	4975	192084	SH		SOLE		34784		157300
Pitney Bowes	COM	724479100	1873	40556	SH		SOLE		7395		33161
Regions Fin	COM	7591EP100	918	24549	SH		SOLE		0		24549
Royal Bk    ADR PFD SER P 780097762	316	12400	SH		SOLE		0		12400
  Scotland
Schering-Plough COM	806605101	2535	107215	SH		SOLE		19740		87475
Southwest Air	COM	844741108	3100	202362	SH		SOLE		36660		165702
SunTrust Bank	COM	867892101	575	6820	SH		SOLE		0		6820
Sysco Corp	COM	871829107	3522	95820	SH		SOLE		16690		79130
Wachovia Corp 	COM	929903102	929	16312	SH		SOLE		0		16312
Walt Disney 	COM	254687106	1861	54295	SH		SOLE		9750		44545
Waste Mgmt	COM	94106L109	1733	47125	SH		SOLE		8285		38840
Xerox	 	COM	984121103	2536	149589	SH		SOLE		28939		120650
XL Capital	COM	G98255105	1387	19255	SH		SOLE		3450		15805
Zimmer Holding	COM	98956P102	1541	19661	SH		SOLE		3575		16086
IShares TR	S&P100 IDX FD 464287101	7999	121055	SH		SOLE		0		121055
IShares TR	Lehman AGG 464287226	6792	68125	SH		SOLE		0		68125
IShares TR	IBoxx InvCPBD 464287226	3224	30225	SH		SOLE		0		30225
IShares TR	1-3 Yr	464287457	1111	13905	SH		SOLE		0		13905
IShares TR	7-10 Yr	464287440	724	8780	SH		SOLE		0		8780